SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTS AND GEOGRAPHIC AREA INFORMATION [Abstract]
Schedule of Operating Income by Segment
The following financial information is the information that management uses for analyzing the Company's results. The figures are presented on a consolidated basis as presented to management. The Company presents segment information based on its reporting business units.

	Year ended December 31, 2012
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$95,962	$90,487	$62,141	$-	$248,590

Gross profit	$52,829	$43,641	$27,209	$(413)	$123,266

Operating expenses	42,439	41,721	26,535	3,258	113,953

Operating income (loss)	$10,390	$1,920	$674	$(3,671)	$9,313

	Year ended December 31, 2011
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$89,801	$94,902	$62,279	$-	$246,982

Gross profit	$47,517	$40,332	$24,771	$(104)	$112,516

Operating expenses	35,476	42,593	26,955	2,071	107,095

Operating income (loss)	$12,041	$(2,261)	$(2,184)	$(2,175)	$5,421

*)	Unallocated expenses are primarily related to restructuring expenses, stock-based compensation expenses, settlement with third parties and amortization of intangible assets.

	Year ended December 31, 2010
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$81,039	$96,084	$60,607	$-	$237,730

Gross profit	$42,908	$46,985	$24,168	$(70)	$113,991

Operating expenses	36,616	41,107	25,233	(1,036)	101,920

Operating income (loss)	$6,292	$5,878	$(1,065)	$966	$12,071

*)	Unallocated expenses are primarily related to restructuring expenses, stock-based compensation expenses, settlement with third parties and amortization of intangible assets.

Schedule of Assets by Segment
The following financial information categorizes the Company's assets according to segments:
	Year ended December 31, 2012
	Surgical	Aesthetic	Ophthalmic	Unallocated assets	Consolidated

Assets	$38,027	$35,834	$29,608	$31,437	$134,906
Goodwill	$16,581	$33,636	$-	$-	$50,217
Expenditures in respect of long- lived assets	$930	$2,363	$602	$-	$3,895
Depreciation and amortization	$1,561	$2,068	$1,237	$-	$4,866
	Year ended December 31, 2011
	Surgical	Aesthetic	Ophthalmic	Unallocated assets	Consolidated

Assets	$35,004	$45,501	$33,324	$43,521	$157,350
Goodwill	$16,581	$33,636	$-	$-	$50,217
Expenditures in respect of long- lived assets	$1,008	$1,066	$699	$-	$2,773
Depreciation and amortization	$1,631	$1,763	$1,157	$-	$4,551

Schedule of Financial Data by Geographic Location
Geographic information:

	Year ended December 31, 2012
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$92,446	$42,536	$74,969	$38,639	$248,590
Total long-lived assets	$2,808	$6,196	$1,377	$1,003	$11,384
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2011
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$94,161	$48,157	$60,349	$44,315	$246,982
Total long-lived assets	$2,749	$4,542	$1,465	$1,076	$9,832
Goodwill	$37,009	$13,208	$-	$-	$50,217
	Year ended December 31, 2010
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$93,752	$50,095	$46,585	$47,298	$237,730
Total long-lived assets	$3,263	$4,133	$515	$1,028	$8,939
Goodwill	$37,009	$13,208	$-	$-	$50,217